Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (10,082)	€ (10,132)	€ (9,889)
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(37,292)	(37,327)	(38,501)
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(36,994)	(37,163)	(38,346)
Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(27)	(28)	(29)
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(271)	(136)	(126)
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(29,012)	(28,332)	(30,283)
Level 1 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(29,012)	(28,332)	(30,283)
Level 2 of fair value hierarchy [member] | Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(10,082)	(10,132)	(9,889)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,988)	(8,859)	(8,092)
Level 2 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(7,961)	(8,831)	(8,063)
Level 2 of fair value hierarchy [member] | Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(27)	(28)	(29)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(292)	(136)	(126)
Level 3 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(21)
Level 3 of fair value hierarchy [member] | Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (271)	€ (136)	€ (126)